Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net
6.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and the related bad debt provision as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Trade r eceivable	32,852	18,439
Less: allowance for expected credit losses	(3,713)	(5,424)

Total accounts receivable, net	29,139	13,015

Movement of bad debt provision for accounts receivable is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	(62,087)	(63,173)	(3,713)
(Provisions) reversal for expected credit losses	(7,504)	5,213	(2,054)
Write-off	6,418	54,247	343

Balance at end of year	(63,173)	(3,713)	(5,424)

The Group performs ongoing credit evaluation of its customers, and assesses allowance for uncollectible accounts receivable based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers.